FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments
As of March 31, 2023 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—79.2%
Aimbridge Acquisition Co. Inc.	(e)	Consumer Services	L+375	0.0%	2/2/26	$1,995	$1,821	$1,910
ANCILE Solutions, Inc.	(e)(r)	Software & Services	L+700, 3.0% PIK (3.0% Max PIK)	1.0%	6/11/26	35,513	35,513	34,891
Arrow Purchaser Inc.	(e)	Consumer Discretionary Distribution & Retail	L+675	1.0%	4/15/26	13,950	13,929	12,555
Ascena Retail Group, Inc.	(e)(i)(p)	Consumer Discretionary Distribution & Retail	L+450	0.8%	8/21/22	35,525	12,121	128
Belk, Inc.	(e)(i)(p)	Consumer Discretionary Distribution & Retail	5.0%, 8.0% PIK (8.0% Max PIK)		7/31/25	4,753	2,517	823
BridgeBio Pharma, Inc.	(r)	Pharmaceuticals, Biotechnology & Life Sciences	6.0%, 3.0% PIK (3.0% Max PIK)		11/17/26	20,778	20,545	18,414
BusPatrol LLC	(r)	Commercial & Professional Services	L+725, L+725 PIK (L+1450 Max PIK)	1.5%	9/24/24	29,674	28,938	28,450
BusPatrol LLC	(g)(r)	Commercial & Professional Services	L+725, L+725 PIK (L+1450 Max PIK)	1.5%	9/24/24	762	762	731
CCS-CMGC Holdings, Inc.	(e)(f)	Health Care Equipment & Services	L+550	0.0%	10/1/25	36,125	32,899	24,546
Chinos Intermediate 2, LLC	(e)	Consumer Discretionary Distribution & Retail	S+800	1.0%	9/10/27	28,596	28,984	27,245
CPC Acquisition Corp.	(e)	Materials	L+375	0.8%	12/29/27	9,700	7,565	7,459
Cresco Labs, LLC	(e)	Pharmaceuticals, Biotechnology & Life Sciences	9.5%		8/12/26	41,000	40,017	36,849
Curia Global, Inc.	(e)(f)	Pharmaceuticals, Biotechnology & Life Sciences	S+375	0.8%	8/30/26	2,710	2,370	2,323
Diebold Nixdorf Holding Germany Inc. & Co.	(e)	Technology Hardware & Equipment	S+650	4.0%	7/15/25	3,453	3,290	3,641
Drive Assurance Corp.	(r)	Insurance	S+1000	1.0%	5/23/28	11,725	11,646	11,505
ECL Entertainment, LLC	(e)	Consumer Services	S+750	0.8%	5/1/28	13,072	12,975	13,096
First Brands Group, LLC	(e)	Automobiles & Components	S+500	1.0%	3/30/27	24,500	23,269	23,658
First Brands Group, LLC	(e)	Automobiles & Components	S+500	1.0%	3/30/27	4,988	4,795	4,800
GSM Midco, LLC	(r)	Consumer Services	L+725	1.0%	3/25/27	38,000	37,520	37,098
HCH Holdco, Inc.	(r)	Health Care Equipment & Services	S+825	1.0%	4/13/27	33,150	32,294	36,216
LHS Borrower, LLC	(e)	Financial Services	S+475	0.5%	2/16/29	997	852	816
LifeScan Global Corp.	(e)	Health Care Equipment & Services	L+600	0.0%	10/1/24	58,240	55,964	44,052
Lucky Bucks, LLC	(e)	Consumer Services	L+550	0.8%	7/30/27	21,022	17,300	6,812
Maverick Gaming, LLC	(e)	Consumer Services	L+750	1.0%	9/3/26	15,261	15,034	10,530
Medify Air, LLC	(r)	Capital Goods	S+1050	1.0%	12/1/26	49,205	49,205	49,205
MLN US HoldCo LLC	(e)(p)	Technology Hardware & Equipment	L+450	0.0%	11/30/25	2,837	2,575	801
Monitronics International, Inc.	(e)(p)	Commercial & Professional Services	L+750	1.3%	3/29/24	67,450	62,828	27,992
Monitronics International, Inc.	(e)(p)	Commercial & Professional Services	L+600	1.5%	7/3/24	29,876	29,888	28,482

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2023 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity		Principal Amount(c)		Amortized Cost	Fair Value(d)
Mountaineer Merger Corp.	(e)	Consumer Discretionary Distribution & Retail	L+700	0.8%	10/26/28			$14,438	$14,069	$11,370
Nelson Global Products, Inc.	(e)(r)	Automobiles & Components	L+1025	1.3%	9/23/26			40,695	38,094	41,484
Nelson Global Products, Inc.	(g)(r)	Automobiles & Components	L+1025	1.3%	9/23/26			6,482	6,482	6,607
Neovia Logistics, LP	(e)	Transportation	S+900	0.5%	11/1/27			44,439	40,344	35,995
New SK HoldCo Sub LLC	(e)	Consumer Services	S+675, 1.5% PIK (1.5% Max PIK)	0.8%	6/30/27			28,583	26,551	23,652
North Atlantic Imports, LLC	(r)	Consumer Durables & Apparel	S+750	0.5%	10/15/26			18,281	18,293	18,396
One Call Corp.	(e)	Health Care Equipment & Services	L+550	0.8%	4/22/27			41,346	39,645	31,216
Powerhouse Intermediate, LLC	(r)	Commercial & Professional Services	L+1025	1.0%	1/12/27			38,595	37,160	37,775
Propulsion Acquisition, LLC	(e)(r)	Capital Goods	L+700	1.0%	7/13/24			37,099	36,865	37,145
Pyxus Holdings Inc.	(e)	Food, Beverage & Tobacco	S+800	1.5%	12/31/27			8,156	7,364	7,735
Pyxus Holdings Inc.	(e)	Food, Beverage & Tobacco	S+800	1.5%	12/31/27			12,234	9,255	8,462
Quorum Health Corp.	(e)	Health Care Equipment & Services	S+825	1.0%	4/29/25			28,438	28,156	17,774
Retail Services WIS Corp.	(e)	Commercial & Professional Services	L+775	1.0%	5/20/25			14,134	13,890	13,710
S&S Holdings LLC	(e)	Consumer Durables & Apparel	L+500	0.5%	3/11/28			22,013	21,510	20,816
Salt Creek Aggregator HoldCo, LLC	(e)(r)	Energy	8.0% PIK (8.0% Max PIK)		7/12/26			18,070	18,196	17,799
Staples Canada, ULC	(e)(r)	Consumer Discretionary Distribution & Retail	C+700	1.0%	9/12/24		C$	20,685	16,155	15,196
Sungard AS New Holdings III, LLC	(i)(p)(r)	Software & Services	S+375, 3.8% PIK (3.8% Max PIK)	1.0%	7/1/24			$6,221	6,308	468
SuperRego, LLC	(r)	Consumer Services	15%		7/30/26			16,182	15,920	14,665
Syncapay, Inc.	(e)	Software & Services	L+650	1.0%	12/10/27			30,661	29,707	30,230
TCFIII Owl Finance LLC	(r)	Capital Goods	12.0% PIK (12.0% Max PIK)		1/30/27			50,701	49,928	49,243
TKC Holdings, Inc.	(e)(f)	Consumer Staples Distribution & Retail	L+550	1.0%	5/15/28			4,652	3,961	3,957
United Gaming LLC	(e)(r)	Consumer Services	S+900		6/9/25			45,358	45,078	45,358
United Gaming LLC	(g)(r)	Consumer Services	S+900		6/9/25			1,138	1,138	1,138
US Renal Care, Inc.	(e)	Health Care Equipment & Services	L+500	0.0%	6/26/26	USD		16,512	14,072	11,290
US Renal Care, Inc.	(e)	Health Care Equipment & Services	L+550	1.0%	6/26/26			14,613	14,202	9,991
Total Senior Secured Loans—First Lien									1,139,759	1,006,500
Unfunded Commitments									(8,382)	(8,382)
Net Senior Secured Loans—First Lien									1,131,377	998,118

Senior Secured Loans—Second Lien—14.6%
Astro One Acquisition Corp.	(e)	Consumer Durables & Apparel	L+850	0.8%	10/25/29			10,000	8,929	5,950

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2023 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Aveanna Healthcare LLC	(e)	Health Care Equipment & Services	L+700	0.5%	12/10/29	$20,000	$19,823	$12,500
Eversana Life Sciences Services, LLC	(e)	Health Care Equipment & Services	L+800	0.5%	12/17/29	7,000	6,907	6,370
First Brands Group, LLC	(e)	Automobiles & Components	L+850	1.0%	3/30/28	18,000	17,718	16,050
Infinite Bidco LLC	(e)	Capital Goods	L+700	0.5%	3/2/29	10,000	9,960	8,900
LaserShip, Inc.	(e)	Transportation	L+750	0.8%	5/7/29	27,272	27,119	17,863
MLN US HoldCo LLC	(e)(p)	Technology Hardware & Equipment	S+875	0.0%	11/30/26	14,396	13,480	2,879
New Giving Acquisition, Inc.	(r)(s)	Health Care Equipment & Services	12.5%		2/19/28	45,000	44,151	45,056
NGS US Finco, LLC	(e)	Energy	L+850	1.0%	8/21/26	30,000	29,755	28,050
S&S Holdings LLC	(e)	Consumer Durables & Apparel	L+875	0.5%	3/9/29	5,000	5,011	4,550
Salt Creek Aggregator HoldCo, LLC	(e)(i)(p)(r)	Energy			7/12/27	3,701	1,996	2,674
Salt Creek Aggregator HoldCo, LLC	(e)(i)(p)(r)	Energy			7/12/27	23,486	18,450	19,728
TruGreen, LP	(e)	Commercial & Professional Services	L+850	0.8%	11/2/28	10,000	9,843	6,750
Women's Care Holdings, Inc.	(e)	Health Care Equipment & Services	L+825	0.8%	1/12/29	8,000	7,871	7,214
Total Senior Secured Loans—Second Lien							221,013	184,534

Senior Secured Bonds—24.2%
Carnival Corp.	(n)(o)	Consumer Services	10.5%		2/1/26	7,500	7,719	7,820
Carnival Corp.	(n)(o)	Consumer Services	9.9%		8/1/27	10,000	10,000	10,310
CSI Compressco LP	(n)(o)	Energy	10.0%		4/1/26	11,567	6,678	10,104
CSVC Acquisition Corp.	(n)(o)	Commercial & Professional Services	7.8%		6/15/25	41,897	36,410	29,537
Diebold Nixdorf, Inc.	(n)(o)(p)	Technology Hardware & Equipment	9.4%		7/15/25	19,055	16,864	9,766
Digicel International Finance Ltd.	(n)(o)	Telecommunication Services	8.8%		5/25/24	35,000	34,961	31,504
GPS Hospitality Holding Co LLC	(n)(o)	Consumer Services	7.0%		8/15/28	5,300	3,529	3,265
Guitar Center, Inc.	(n)(o)	Consumer Discretionary Distribution & Retail	8.5%		1/15/26	37,000	37,157	32,506
JW Aluminum Co.	(n)(o)	Materials	10.3%		6/1/26	43,500	43,906	43,778
LHS, LLC	(r)	Capital Goods	12.0% PIK (12.0% Max PIK)		2/26/27	33,463	33,117	28,109
Medicine Man Technologies, Inc.	(r)	Pharmaceuticals, Biotechnology & Life Sciences	9.0%, 4.0% PIK (4.0% Max PIK)		12/3/26	15,807	15,564	13,268
Navios Logistics Finance, Inc.	(n)(o)	Transportation	10.8%		7/1/25	25,000	25,000	24,500
North Atlantic Imports, LLC	(r)	Consumer Durables & Apparel	14.0%, 0.0% PIK (7.0% Max PIK)		11/30/27	25,000	25,016	25,188
North Atlantic Imports, LLC	(g)(r)	Consumer Durables & Apparel	14.0%, 0.0% PIK (7.0% Max PIK)		11/30/27	6,250	6,250	6,297
TKC Holdings, Inc.	(n)(o)	Consumer Staples Distribution & Retail	6.9%		5/15/28	15,977	14,871	13,507
Triumph Group Inc.	(n)(o)	Capital Goods	9.0%		3/15/28	5,000	5,000	5,012

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2023 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Trulieve Cannabis Corp.	(o)	Pharmaceuticals, Biotechnology & Life Sciences	8.0%		10/6/26	$20,000	$20,000	$16,226
Total Senior Secured Bonds							342,042	310,697
Unfunded Commitments							(6,250)	(6,250)
Net Senior Secured Bonds							335,792	304,447

Subordinated Debt—6.6%
Acrisure LLC	(n)(o)	Insurance	10.1%		8/1/26	31,000	30,905	30,863
Advisor Group Holdings, Inc.	(n)(o)	Financial Services	10.8%		8/1/27	20,200	19,335	20,521
Carnival Holdings Bermuda, Ltd.	(n)(o)	Consumer Services	10.4%		5/1/28	3,000	2,956	3,230
Five Point Operating Co LP / Five Point Capital Corp.	(n)(o)	Equity Real Estate Investment Trusts (REITs)	7.9%		11/15/25	8,121	7,372	7,315
Home Point Capital Inc.	(n)(o)	Financial Services	5.0%		2/1/26	27,483	23,350	20,649
TKC Holdings, Inc.	(n)(o)	Consumer Staples Distribution & Retail	10.5%		5/15/29	1,500	1,500	938
Total Subordinated Debt							85,418	83,516

Asset Based Finance—8.6%
BCP Great Lakes II - Series A Holdings LP	(r)(s)	Financial Services	11.8%		7/31/30	37,484	36,882	36,922
BCP Great Lakes II - Series A Holdings LP	(g)(r)(s)	Financial Services	11.8%		7/31/30	1,990	1,990	1,960
Bridge Street CLO I Ltd., Subordinated Notes	(m)(n)(r)(s)	Financial Services	10.1%		1/20/34	28,200	24,513	25,601
Bridge Street CLO II Ltd., Subordinated Notes	(m)(n)(r)(s)	Financial Services	14.3%		7/20/34	28,560	25,640	26,040
Bridge Street CLO III Ltd., Subordinated Notes	(m)(n)(r)(s)	Financial Services	13.5%		10/20/34	27,600	27,652	19,220
Total Asset Based Finance							116,677	109,743
Unfunded Commitments							(1,990)	(1,990)
Net Asset Based Finance							114,687	107,753

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Equity/Other—11.5%
Belk, Inc., Common Equity	(e)(i)	Consumer Discretionary Distribution & Retail			579	15	5
BusPatrol LLC, Warrants, 12/31/31, Strike: $0.01	(i)(r)	Commercial & Professional Services			6,408	1,314	1,470
Carnelian Point Holdings LP, Warrants, 6/30/27, Strike: $10.00	(e)(i)	Consumer Services			30,146	30	30
Chinos Holdings, Inc., Common Equity	(i)	Consumer Discretionary Distribution & Retail			878,252	9,892	7,383

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2023 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Chinos Holdings, Inc., Warrants	(i)	Consumer Discretionary Distribution & Retail			412,738	$1,447	$1,084
Copper Property CTL Pass Through Trust, Common Equity	(i)	Consumer Discretionary Distribution & Retail			159,498	2,632	1,795
Drive Assurance Corp., Common Stock	(i)(r)	Insurance			18,760	19	—
Drive Assurance Corp., Preferred Stock	(r)	Insurance	10.0% PIK (10.0% Max PIK)		1,000	1,000	1,174
Guitar Center, Inc., Preferred Equity	(e)(r)	Consumer Discretionary Distribution & Retail	15.0%		6,957	6,957	5,714
Nelson Global Products, Inc., Common Stock	(i)(r)	Automobiles & Components			43,998	1,231	2,376
Nelson Global Products, Inc., Series A Preferred Stock	(i)(r)	Automobiles & Components			1,268	1,268	1,268
New Giving Acquisition, Inc, Common Stock	(i)(r)(s)	Health Care Equipment & Services			188,561	330	34,431
New Giving Acquisition, Inc. Warrants, 8/19/29, Strike: $0.01	(i)(r)(s)	Health Care Equipment & Services			16,667	29	3,043
Penn Foster Inc., Preferred Equity, 10/12/28	(e)(r)	Consumer Services	L+975 (L+975 Max PIK)	1.0%	61,667	60,748	42,473
Penney Borrower, LLC, Earnouts	(i)	Consumer Discretionary Distribution & Retail			21,267	170	122
RDV Resources Oil & Gas, Inc., Common Equity	(i)(r)	Energy			457,704	3,618	1,703
Saturn Oil & Gas Inc., Common Equity	(i)	Energy			354,319	671	658
SCM EPIC, LLC, Common Equity	(i)(q)(r)(t)	Energy			34,800	35,861	33,193
SCM Topco, LLC, Series B Preferred Equity, 7/13/28	(i)(p)(q)(r)	Energy			27,398	2,449	4,589
SCM Topco, LLC, Series C Common Equity	(i)(q)(r)	Energy			196	—	—
SCM Topco, LLC, Warrants, 7/10/28, Strike: $75,000	(i)(q)(r)	Energy			1	—	—
Selecta Group B.V., Contingent Value Notes, 6/15/23	(h)(i)(r)	Consumer Discretionary Distribution & Retail			7	3	—
Selecta Group B.V., Warrants	(h)(i)(r)	Consumer Discretionary Distribution & Retail			98	2	—
SuperRego, LLC, Warrants, 7/30/28, Strike: $0.01	(i)(r)	Consumer Services			139,285	56	2,695
Total Equity/Other						129,742	145,206
TOTAL INVESTMENTS—144.7%						$2,018,029	1,823,574
Credit Facilities Payable—(22.6)%							(285,000)
Term Preferred Shares, at Liquidation Value, Net—(31.6)%							(397,995)
Other Assets in Excess of Liabilities—9.5%	(j)						119,911
NET ASSETS—100.0%							$1,260,490
_________________
C$ – Canadian Dollar.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2023 (in thousands, except share amounts)

Investments Sold Short			Number of Shares	Proceeds	Fair Value(d)
Portfolio Company(a)	Footnotes	Industry
Investments Sold Short—(4.0)%
Invesco Senior Loan ETF, Common Equity	(i)	Financial Services	(2,400,000)	$(51,401)	$(49,920)
Total				$(51,401)	$(49,920)

Forward Foreign Currency Exchange Contracts	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation (Depreciation)
Counterparty
JPMorgan Chase Bank, N.A.	4/17/23	USD	22,101	CAD	30,250	$(265)
JPMorgan Chase Bank, N.A.	4/17/23	USD	4,193	EUR	3,900	(50)
Total						$(315)
_________________
CAD – Canadian Dollar.
EUR – Euro.
USD – U.S. Dollar.

Credit Default Swaps on Corporate Issues—Buy Protection
Reference Entity	Counterparty	Implied Credit Spread at March 31, 2023(k)	Industry	Fixed Deal Pay Rate	Periodic Payment Frequency	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Rentals North America, Inc.	Barclays Bank PLC	0.7%	Capital Goods	5.0%	Quarterly	12/20/24	$(2,000)	$(145)	$(113)	$(32)
United Rentals North America, Inc.	JPMorgan Chase Bank, N.A.	0.7%	Capital Goods	5.0%	Quarterly	12/20/24	$(3,000)	(217)	(170)	(47)
Total								$(362)	$(283)	$(79)
_________________

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)
Certain variable rate securities in the FS Credit Opportunities Corp. (the “Fund”) portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of March 31, 2023, the three-month London Interbank Offered Rate, or LIBOR, or L, was 5.19%, the Term Secured Overnight Financing Rate, or Term SOFR, or S, was 4.91% and the Canadian Dollar Offer Rate, or CDOR, or C was 5.03%. PIK means paid-in-kind. PIK income accruals may be adjusted based on the fair value of the underlying investment. Variable rate securities with no floor rate use the respective benchmark rate in all cases.

(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)	Fair value is determined by the Fund’s investment adviser, FS Global Advisor, LLC which has been designated by the Fund’s Board as its valuation designee. The Fund’s current Valuation Policy complies with SEC Rule 2a-5, Good Faith Determinations of Fair Value, and addresses the valuation of investments, fair value hierarchy levels and other significant valuation-related procedures, reporting and recordkeeping.
(e)	Security or portion thereof held by Blair Funding LLC (“Blair Funding”), a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Blair Funding’s credit facility with Barclays Bank PLC, as administrative agent and Wells Fargo Bank, National Association, as collateral agent.
(f)	Position or portion thereof unsettled as of March 31, 2023.
(g)	Security is an unfunded loan commitment.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2023 (in thousands, except share amounts)

(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of investments sold short, forward foreign currency exchange contracts and swap contracts.
(k)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required in connection with the entrance into the agreement. Wider credit spreads generally represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring, as defined under the terms of the applicable agreement.
(l)	The maximum potential amount the Fund could receive/pay as a buyer/seller of credit protection if a credit event occurs, as defined under the terms of the applicable agreement.
(m)	Securities of collateralized loan obligations (“CLOs”) where an affiliate of the Fund’s investment adviser serves as collateral manager and administrator. The fair value of the investment is inclusive of the present value of future senior management fee and subordinated management fee cash flows from the collateral manager and administrator of the CLOs to the Fund.
(n)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $375,986, which represents approximately 29.83% of net assets as of March 31, 2023.

(o)
Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP PBIL”). Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNP PBIL. As of March 31, 2023, no securities were rehypothecated by BNP PBIL. The Fund earned $0 of income from rehypothecated securities during the three months ended March 31, 2023.

(p)	Security was on non-accrual status as of March 31, 2023.
(q)	Security held within FS Global Investments, Inc., a wholly-owned subsidiary of the Fund.
(r)	Security is classified as Level 3 in the Fund’s fair value hierarchy.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2023 (in thousands, except share amounts)

(s)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of March 31, 2023, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person as of March 31, 2023:

Portfolio Company	Fair Value at December 31, 2022	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at March 31, 2023	Interest Income(3)	Dividend Income(3)
Senior Secured Loans—First Lien
Sungard AS New Holdings III, LLC(5)	$468	$—	$(6,308)	$—	$5,840	$—	$—	$—
Sungard AS New Holdings III, LLC(6)	2,118	—	(2,118)	—	—	—	—	—
Senior Secured Loans—Second Lien
New Giving Acquisition, Inc.	44,775	32	—	—	249	45,056	1,439	—
Sungard AS New Holdings III, LLC(6)	—	—	(14,729)	—	14,729	—	—	—
Asset Based Finance
BCP Great Lakes II - Series A Holdings LP(4)(7)	—	36,941	(59)	—	40	36,922	1,110	—
Bridge Street CLO I Ltd., Subordinated Notes	24,783	—	(84)	—	902	25,601	354	—
Bridge Street CLO II Ltd., Subordinated Notes	25,261	97	—	—	682	26,040	866	—
Bridge Street CLO III Ltd., Subordinated Notes	18,830	87	—	—	303	19,220	920	—
Equity/Other
New Giving Acquisition, Inc, Common Stock	6,911	—	—	—	27,520	34,431	—	214
New Giving Acquisition, Inc. Warrants, 8/19/29, Strike: $0.01	611	—	—	—	2,432	3,043	—	—
Total	$123,757	$37,157	$(23,298)	$—	$52,697	$190,313	$4,689	$214
_________________
(1)Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.
(3)Interest income and dividend income presented for the full three months ended March 31, 2023.
(4)Security includes a partially unfunded commitment with amortized cost of $1,990 and fair value of $1,960.
(5)The Fund held this investment as of March 31, 2023 but it was deemed to be an “unaffiliated person” of the portfolio company as of March 31, 2023. Transfers in or out have been presented at amortized cost and are deemed to have occurred at the beginning of the reporting period.
(6)The Fund was deemed to be an “unaffiliated person” of the portfolio company during the three months ended March 31, 2023. Transfers in or out have been presented at amortized cost and are deemed to have occurred at the beginning of the reporting period.
(7)The Fund held this investment as of December 31, 2022 but it was deemed to "control" the portfolio company as of December 31, 2022. Transfers in or out have been presented at amortized cost and are deemed to have occurred at the beginning of the reporting period.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2023 (in thousands, except share amounts)

(t)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of March 31, 2023, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” and deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person and deemed to control as of March 31, 2023:

Portfolio Company	Fair Value at December 31, 2022	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at March 31, 2023
Asset Based Finance
BCP Great Lakes II - Series A Holdings LP(3)	$32,234	$—	$(32,438)	$—	$204	$—
Equity/Other
SCM EPIC, LLC, Common Equity	32,430	—	—	—	763	33,193
Total	$64,664	$—	$(32,438)	$—	$967	$33,193
_________________
(1)Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.
(3)The Fund held this investment as of March 31, 2023 but it was deemed to be an “affiliated person” of the portfolio company as of March 31, 2023. Transfers in or out have been presented at amortized cost and are deemed to have occurred at the beginning of the reporting period.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Notes to Unaudited Consolidated Schedule of Investments
As of March 31, 2023 (in thousands)
Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2022.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of March 31, 2023:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$1,131,377	$998,118	55%
Senior Secured Loans—Second Lien	221,013	184,534	10%
Senior Secured Bonds	335,792	304,447	17%
Subordinated Debt	85,418	83,516	4%
Asset Based Finance	114,687	107,753	6%
Equity/Other	129,742	145,206	8%
Total	$2,018,029	$1,823,574	100%
Investments Sold Short	$(51,401)	$(49,920)
__________________________
(1)    Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of a portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.
As of March 31, 2023, the Fund held investments in five portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control,” and held investments in one portfolio company of which it is deemed to “control.” For additional information with respect to such portfolio companies, see footnotes (s) and (t) to the unaudited consolidated schedule of investments as of March 31, 2023 included herein.
The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of March 31, 2023, the Fund had three senior secured loan investments with aggregate unfunded commitments of $8,382, one senior secured bond investment with an unfunded commitment of $6,250 and one asset based finance investment with an unfunded commitment of $1,990. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.
The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of March 31, 2023:

Industry Classification	Fair Value	Percentage of Portfolio
Automobiles & Components	$89,761	5%
Capital Goods	177,614	10%
Commercial & Professional Services	174,135	10%
Consumer Discretionary Distribution & Retail	115,926	6%
Consumer Durables & Apparel	74,947	4%
Consumer Services	222,944	12%
Consumer Staples Distribution & Retail	18,402	1%
Energy	118,498	6%
Equity Real Estate Investment Trusts (REITs)	7,315	0%
Financial Services	149,739	8%
Food, Beverage & Tobacco	16,197	1%
Health Care Equipment & Services	283,699	16%
Insurance	43,542	2%
Materials	51,237	3%
Pharmaceuticals, Biotechnology & Life Sciences	87,080	5%
Software & Services	65,589	4%
Technology Hardware & Equipment	17,087	1%
Telecommunication Services	31,504	2%
Transportation	78,358	4%
Total	$1,823,574	100%

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes valuation techniques that maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3: Inputs that are unobservable for an asset or liability.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of March 31, 2023, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$504,716	$493,402	$998,118
Senior Secured Loans—Second Lien	—	117,076	67,458	184,534
Senior Secured Bonds	—	237,835	66,612	304,447
Subordinated Debt	—	83,516	—	83,516
Asset Based Finance	—	—	107,753	107,753
Equity/Other	658	10,419	134,129	145,206
Total Investments	658	953,562	869,354	1,823,574
Total Assets	$658	$953,562	$869,354	$1,823,574

Liability Description	Level 1	Level 2	Level 3	Total
Investments Sold Short	$49,920	$—	$—	$49,920
Forward Foreign Currency Exchange Contracts	—	315	—	315
Credit Default Swaps—Buy Protection	—	362	—	362
Total Liabilities	$49,920	$677	$—	$50,597
The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2023:

	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Subordinated Debt	Asset Based Finance	Equity/Other	Total
Fair value at beginning of period	$491,290	$66,986	$64,300	$125	$106,465	$119,449	$848,615
Accretion of discount (amortization of premium)	490	32	31	—	20	26	599
Net realized gain (loss)	—	(14,729)	—	(125)	(1,147)	(2,320)	(18,321)
Net change in unrealized appreciation (depreciation)	4,891	15,169	212	—	3,353	21,621	45,246
Purchases	297	—	18	—	4,667	—	4,982
Paid-in-kind interest	3,242	—	2,051	—	—	2,549	7,842
Sales and repayments	(6,808)	—	—	—	(5,605)	(7,196)	(19,609)
Fair value at end of period	$493,402	$67,458	$66,612	$—	$107,753	$134,129	$869,354
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$4,833	$15,169	$212	$—	$2,261	$20,652	$43,127